Depreciation, amortization and impairment of assets - Summary of Breakdown for Depreciation, Amortization, and Impairment of Assets (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	€ (84,464)	€ (74,344)	€ (154,195)	€ (166,205)	€ (168,210)
Impairment	(3,740)	(4,261)	(9,172)	(19,725)	(8,858)
Total depreciation, amortization and impairment of assets	(88,204)	(78,605)	(163,367)	(185,930)	(177,068)
Right-of-use assets [Member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(58,547)	(50,890)	(105,779)	(108,510)	(110,166)
Impairment	(2,764)	(3,893)	(6,486)	(15,716)	(7,980)
Property, plant and equipment [Member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(19,713)	(18,766)	(37,919)	(46,280)	(45,773)
Impairment	(530)	(353)	(2,647)	(4,011)	(817)
Intangible assets other than goodwill [member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(6,204)	(4,688)	(10,497)	(11,415)	(12,271)
Impairment	€ (446)	€ (15)	€ (39)	€ (2)	€ (61)